-----------------------------------------
       PLATINUM CLASS(SM)
-----------------------------------------

             [LOGO]                                    [EAGLE LOGO]

         PRIVACY POLICY
              AND
           PROSPECTUS
         MARCH 1, 2002

     [AMERICAN AADVANTAGE FUNDS LOGO]
                                              - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND*


                                                          AVAILABLE THROUGH:
                                                        [SWS SECURITIES LOGO]
                                                * NOT AVAILABLE FOR RETIREMENT PLANS.
 MANAGED BY AMR INVESTMENT SERVICES, INC.     This page is not part of the Prospectus.


[AMERICAN AADVANTAGE FUNDS LOGO]        [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]


                                 PRIVACY POLICY

The American AAdvantage Funds and the American AAdvantage Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

-----------------------------------------
       PLATINUM CLASS(SM)
-----------------------------------------

             [LOGO]                                   [EAGLE LOGO]

           PROSPECTUS
         MARCH 1, 2002

     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND*


                                                          AVAILABLE THROUGH:
                                                        [SWS SECURITIES LOGO]
                                                * NOT AVAILABLE FOR RETIREMENT PLANS.
                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
         Money Market Fund......................................    3
         Municipal Money Market Fund............................    7
         U.S. Government Money Market Fund......................   11
         Money Market Mileage Fund..............................   14
    The Manager.................................................   18
    Valuation of Shares.........................................   18
    About Your Investment
    Purchase and Redemption of Shares...........................   20
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Fund Shares.................................   24
    Master-Feeder Structure.....................................   25
    Financial Highlights........................................   25
    Additional Information.................................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------

The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Money Market Mileage Fund (the "Mileage Fund") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The AAdvantage Funds and the Mileage Fund in this Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

Each shareholder of the Money Market Mileage Fund will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles(1). AAdvantage miles will be posted monthly to each Shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1)American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(R)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(R) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(R) -- (CONTINUED)
--------------------------------------------------------------------------------

than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   5.93%
96..........................................................   4.77%
97..........................................................   4.90%
98..........................................................   4.82%
99..........................................................   4.41%
00..........................................................   5.69%
01..........................................................   3.45%

Highest Quarterly Return:                 1.52%
  (1/1/92 through 12/31/01)        (2nd Quarter 1995)
Lowest Quarterly Return:                  0.46%
  (1/1/92 through 12/31/01)        (4th Quarter 2001)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  3.45%      4.65%      4.54%


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(R) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.58
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.93%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................     $95
3 YEARS................................................    $296
5 YEARS................................................    $515
10 YEARS...............................................  $1,143


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
-----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................   2.66%
95..........................................................   3.71%
96..........................................................   2.78%
97..........................................................   2.83%
98..........................................................   2.64%
99..........................................................   2.34%
00..........................................................   3.21%
01..........................................................   1.82%

Highest Quarterly Return:          1.00%
  (1/1/94 through 12/31/01)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.20%
  (1/1/94 through 12/31/01)  (4th Quarter 2001)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/01
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS     (11/10/93)
                                                         ------   -------   ---------------
MUNICIPAL MONEY MARKET FUND............................  1.82%     2.57%         2.74%


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.65
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.00%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................    $102
3 YEARS................................................    $318
5 YEARS................................................    $552
10 YEARS...............................................  $1,225


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

The Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................   3.05%
94..........................................................   4.09%
95..........................................................   5.62%
96..........................................................   4.51%
97..........................................................   4.65%
98..........................................................   4.62%
99..........................................................   4.20%
00..........................................................   5.53%
01..........................................................   3.37%

Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.47%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/01
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS      (3/2/92)
                                                         ------   -------   ---------------
U.S. GOVERNMENT MONEY MARKET FUND......................  3.37%     4.47%         4.33%


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.60
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.95%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................     $97
3 YEARS................................................    $303
5 YEARS................................................    $525
10 YEARS...............................................  $1,166


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or

- desire to receive miles in the American Airlines AAdvantage(R) program.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   5.93%
96..........................................................   4.65%
97..........................................................   4.74%
98..........................................................   4.67%
99..........................................................   4.30%
00..........................................................   5.57%
01..........................................................   3.32%

Highest Quarterly Return:          1.45%
  (1/1/92 through 12/31/01)  (3rd Quarter 2000)
Lowest Quarterly Return:           0.44%
  (1/1/92 through 12/31/01)  (4th Quarter 2001)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  3.32%     4.52%       4.36%


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.71
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.06%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................    $108
3 YEARS................................................    $337
5 YEARS................................................    $585
10 YEARS...............................................  $1,294


--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AAdvantage Funds, the Mileage Funds and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method,


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus
which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.

The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.


--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Platinum Class shares are offered on a continuous basis at net asset value through selected financial institutions (such as banks and broker-dealers). Money Market Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Money Market Mileage Fund.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares purchased through financial institutions may be subject to transaction fees. Shares of the Funds are offered and purchase orders accepted until 10:30 a.m. Central Time (or if earlier, the close of the Exchange) on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Each financial institution is responsible for the prompt transmission of purchase orders for its clients. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account
------------------

A completed, signed application is required to open an account. Financial institutions may have different procedures for opening an account. Eligible investors in the Money Market Mileage Fund can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com. You may request a Fund application form by calling (800) 973-7977.

--------------------------------------------------------------------------------
About Your Investment                  20                             Prospectus

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone or by mail on any day that the Fund is open for business by contacting the financial institution through which Fund shares were purchased. The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Each financial institution is responsible for the prompt transmission of redemption orders for its clients. Proceeds from redemptions requested by 10:30 a.m. Central Time (or if earlier, the close of the Exchange) will generally be processed on the same day.

In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days. Shares redeemed through financial intermediaries may be subject to transaction fees.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.


--------------------------------------------------------------------------------
Prospectus                             21                  About Your Investment

General Policies
----------------

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- limit the number of exchanges between Funds an investor may exercise, and

- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Financial institutions offering Platinum Class shares may impose fees on investors for checkwriting privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Money Market Fund, dividends and distributions of net realized gains are usually taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as

--------------------------------------------------------------------------------
About Your Investment                  22                             Prospectus
a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the interest-exempt dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AAdvantage(R) Miles
-------------------

The AAdvantage program offers its members the opportunity to obtain free upgrades and travel awards on American Airlines and other AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in the Money Market Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on an $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Money Market Mileage Fund. These miles appear on subsequent AAdvantage program statements.

For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Money Market Mileage Fund, trustees of the trust account should consult their own legal and tax advisers as to the tax effect of this arrangement and whether the arrangement is consistent with their duties as trustees. American Airlines has informed the Money Market Mileage Fund that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage

--------------------------------------------------------------------------------
Prospectus                             23                  About Your Investment
miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

The Manager reserves the right to discontinue posting AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The AAdvantage Funds and Mileage Funds have each adopted a Distribution Plan for the Platinum Class (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds' Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The Plans provide that each Platinum

--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus

Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    Investor
                                       |
                                       |                purchases shares of
                                  Feeder Fund
                                       |
                                       |                which invests in
                                  Master Fund
                                       |
                                       |                which buys
                             Investment Securities


Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's

--------------------------------------------------------------------------------

Prospectus                             25                 Additional Information
operations). Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                                                                   MONEY MARKET FUND
                                ---------------------------------------------------------------------------------------
                                                                    PLATINUM CLASS
                                ---------------------------------------------------------------------------------------
                                      YEAR ENDED               TWO MONTHS
                                     DECEMBER 31,                ENDED                   YEAR ENDED OCTOBER 31,
                                -----------------------       DECEMBER 31,       --------------------------------------
FOR A SHARE OUTSTANDING           2001           2000             1999             1999           1998           1997
THROUGHOUT THE PERIOD:          --------       --------       ------------       --------       --------       --------
Net asset value, beginning of
 period.......................  $   1.00       $   1.00         $   1.00         $   1.00       $   1.00       $   1.00
                                --------       --------         --------         --------       --------       --------
   Net investment income(A)...      0.03           0.06             0.01             0.04           0.05           0.05
   Less dividends from net
     investment income........     (0.03)         (0.06)           (0.01)           (0.04)         (0.05)         (0.05)
                                --------       --------         --------         --------       --------       --------
Net asset value, end of
 period.......................  $   1.00       $   1.00         $   1.00         $   1.00       $   1.00       $   1.00
                                ========       ========         ========         ========       ========       ========
Total return..................      3.45%          5.69%            0.82%(B)         4.33%          4.89%          4.87%
                                ========       ========         ========         ========       ========       ========
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........  $868,395       $800,196         $866,041         $841,653       $744,226       $494,413
   Ratios to average net
     assets (annualized):(A)
       Expenses...............      0.93%          0.97%            1.00%            0.97%          0.94%          0.93%
       Net investment
         income...............      3.36%          5.54%            4.87%            4.24%          4.78%          4.80%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus

                                                           MUNICIPAL MONEY MARKET FUND
                                ----------------------------------------------------------------------------------
                                                                  PLATINUM CLASS
                                ----------------------------------------------------------------------------------
                                     YEAR ENDED              TWO MONTHS
                                    DECEMBER 31,               ENDED                 YEAR ENDED OCTOBER 31,
                                ---------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING          2001          2000             1999            1999          1998          1997
THROUGHOUT THE PERIOD:          -------       -------       ------------       -------       -------       -------
Net asset value, beginning of
 period.......................  $  1.00       $  1.00         $  1.00          $  1.00       $  1.00       $  1.00
                                -------       -------         -------          -------       -------       -------
   Net investment income(A)...     0.02          0.03            0.01             0.02          0.03          0.03
   Less dividends from net
     investment income........    (0.02)        (0.03)          (0.01)           (0.02)        (0.03)        (0.03)
                                -------       -------         -------          -------       -------       -------
Net asset value, end of
 period.......................  $  1.00       $  1.00         $  1.00          $  1.00       $  1.00       $  1.00
                                =======       =======         =======          =======       =======       =======
Total return..................     1.82%         3.21%           0.47%(B)         2.27%         2.75%         2.79%
                                =======       =======         =======          =======       =======       =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........  $59,427       $89,602         $76,076          $81,118       $87,852       $63,883
   Ratios to average net
     assets (annualized):(A)
       Expenses...............     1.00%         1.02%           1.05%            1.04%         1.04%         1.03%
       Net investment
         income...............     1.87%         3.17%           2.77%            2.24%         2.69%         2.75%
   Decrease reflected in above
     expense ratio due to
     absorption of expenses by
     the Manager..............        -             -            0.03%            0.01%         0.03%         0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                -----------------------------------------------------------------------------------
                                                                  PLATINUM CLASS
                                -----------------------------------------------------------------------------------
                                      YEAR ENDED              TWO MONTHS
                                     DECEMBER 31,               ENDED                 YEAR ENDED OCTOBER 31,
                                ----------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING           2001          2000             1999            1999          1998         1997(B)
THROUGHOUT THE PERIOD:          --------       -------       ------------       -------       -------       -------
Net asset value, beginning of
 period.......................  $   1.00       $  1.00         $  1.00          $  1.00       $  1.00       $  1.00
                                --------       -------         -------          -------       -------       -------
   Net investment income(A)...      0.03          0.05            0.01             0.04          0.05          0.05
   Less dividends from net
     investment income........     (0.03)        (0.05)          (0.01)           (0.04)        (0.05)        (0.05)
                                --------       -------         -------          -------       -------       -------
Net asset value, end of
 period.......................  $   1.00       $  1.00         $  1.00          $  1.00       $  1.00       $  1.00
                                ========       =======         =======          =======       =======       =======
Total return..................      3.37%         5.53%           0.80%(D)         4.09%         4.71%         4.61%
                                ========       =======         =======          =======       =======       =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........  $112,670       $78,857         $78,585          $84,385       $78,412       $68,439
   Ratios to average net
     assets (annualized)(A,C):
       Expenses...............      0.95%         1.00%           1.02%            1.01%         1.01%         0.99%
       Net investment
         income...............      3.20%         5.40%           4.77%            4.01%         4.62%         4.53%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

(D) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                              MONEY MARKET MILEAGE FUND
                                -------------------------------------------------------------------------------------
                                                                   PLATINUM CLASS
                                -------------------------------------------------------------------------------------
                                      YEAR ENDED               TWO MONTHS
                                     DECEMBER 31,                ENDED                  YEAR ENDED OCTOBER 31,
                                -----------------------       DECEMBER 31,       ------------------------------------
FOR A SHARE OUTSTANDING           2001           2000             1999             1999          1998          1997
THROUGHOUT THE PERIOD:          --------       --------       ------------       --------       -------       -------
Net asset value, beginning of
 period.......................  $   1.00       $   1.00         $   1.00         $   1.00       $  1.00       $  1.00
                                --------       --------         --------         --------       -------       -------
Income from investment
 operations:
 Net investment income(A).....      0.03           0.05             0.01             0.04          0.05          0.05
 Dividends from net investment
   income.....................     (0.03)         (0.05)           (0.01)           (0.04)        (0.05)        (0.05)
                                --------       --------         --------         --------       -------       -------
Net asset value, end of
 period.......................  $   1.00       $   1.00         $   1.00         $   1.00       $  1.00       $  1.00
                                ========       ========         ========         ========       =======       =======
Total return..................      3.32%          5.57%            0.80%(B)         4.22%         4.74%         4.71%
                                ========       ========         ========         ========       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).................  $678,026       $643,693         $442,218         $342,192       $73,875       $49,184
 Ratios to average net assets
   (annualized)(A):
   Expenses...................      1.06%          1.08%            1.09%            1.09%         1.09%         1.09%
   Net investment income......      3.26%          5.46%            4.80%            4.17%         4.64%         4.64%
 Decrease reflected in above
   expense ratio due to
   absorption of expenses by
   the Manager................         -              -             0.11%               -          0.03%         0.05%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 973-7977.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION

  The Fund's Annual and Semi-Annual      The SAI contains more details about
  Reports list the Fund's actual         the Fund and its investment policies.
  investments as of the report's date.   The SAI is incorporated in this
  They also include a discussion by the  Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Fund's      Securities and Exchange Commission
  performance. The report of the Fund's  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:

          BY TELEPHONE:             ON THE INTERNET:
       Call (800) 973-7977
                                    Visit our website at www.aafunds.com
            BY E-MAIL:
 american aadvantage.funds@aa.com   Visit SWS Securities' website at
                                    www.swst.com
             BY MAIL:
          SWS Securities            Visit the SEC website at www.sec.gov
  Attn: Money Market Department
   1201 Elm Street, Suite 3500      The SAI and other information about the
       Dallas, Texas 75270          Funds are available on the EDGAR Database
                                    on the SEC's Internet site at
                                    http://www.sec.gov. Copies of this
                                    information may be obtained, after paying
                                    a duplicating fee, by electronic mail to
                                    publicinfo@sec.gov, or by writing to:
                                    SEC's Public Reference Section, 450 5th
                                    Street NW, Washington, D.C. 20549-0102.
                                    The SAI and other information about the
                                    Funds may also be reviewed and copied at
                                    the SEC's Public Reference Room.
                                    Information on the operation of the SEC
                                    Public Reference Room may be obtained by
                                    calling the SEC at (202) 942-8090.

                               AVAILABLE THROUGH:

                             [SWS SECURITIES LOGO]

                        MEMBER: NEW YORK STOCK EXCHANGE

               1201 Elm Street, Suite 3500 - Dallas, Texas 75270

    [AMERICAN AADVANTAGE FUNDS LOGO]      [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]
        SEC File Number 811-4984                  SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds or the American AAdvantage Mileage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund are service marks of AMR Investment Services, Inc.